Recent Accounting Pronouncements and Significant Accounting Policies, Vessel Depreciation (Details) - Tanker Vessels [Member]	Dec. 31, 2025 USD ($)
Vessel Depreciation [Abstract]
Estimated residual scrap rate per light-weight ton	$ 350
Estimated useful life	25 years